Note 19 - Income Taxes (Details Textual) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Tax Expense (Benefit)	$ 2	$ 19	$ 57	$ 58
State and Local Income Tax Expense (Benefit), Continuing Operations			3	9
Foreign Income Tax Expense (Benefit), Continuing Operations			$ 54	$ 49
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent			21.00%	21.00%
Deferred Tax Assets, Valuation Allowance			$ 98,840	$ 68,868
Domestic Tax Jurisdiction [Member]
Operating Loss Carryforwards			247,802	184,007
Domestic Tax Jurisdiction [Member] | Research Tax Credit Carryforward [Member]
Tax Credit Carryforward, Amount			7,591	6,193
Domestic Tax Jurisdiction [Member] | Expiring in 2033 [Member]
Operating Loss Carryforwards			12,256
Domestic Tax Jurisdiction [Member] | Indefinite Life [Member]
Operating Loss Carryforwards			235,546
State and Local Jurisdiction [Member]
Operating Loss Carryforwards			202,887	127,624
State and Local Jurisdiction [Member] | Research Tax Credit Carryforward [Member]
Tax Credit Carryforward, Amount			5,829	$ 4,597
State and Local Jurisdiction [Member] | Expiring in 2029 [Member]
Operating Loss Carryforwards			$ 202,887